Income Tax - Segregation of Income Tax Provision Based on Location of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Current
Federal	$ 0	[1]
State	132	[1]
Total current	132	[1]
Deferred
Federal	71,838	[1]
State	(171)	[1]
Total deferred	71,667	[1]
Income tax expense	$ 71,799	[1]

[1]	For the 2014 and 2013 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.